FINANCIAL STATEMENT REVISION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
FINANCIAL STATEMENT REVISION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – FINANCIAL STATEMENT REVISION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Revision of Previously Issued Consolidated Financial Statements

Revolutions Medical Corporation (the "Company") is revising herein its historical financial statements for the year ended December 31, 2010. The revision is the result of the Company making corrections for the combined effect of financial statement errors attributable to (i) the immaterial misstatement of expenses due to incorrectly calculating the correct debt discount to be amortized of $50,000 on November 8, 2010 for the conversion of an Asher convertible debt agreement (ii) immaterial calculation on a gain on an embedded derivative of $10,801 as of the valuation date of October 18, 2010 (iii) immaterial embedded derivative expense of $561 as of October 18, 2010 (iv) immaterial adjustment to reduce debt discount by $125,000 and to reduce embedded derivative liability by $164,760. The Company assessed the impact of these errors on its prior interim and annual financial statements and concluded that these errors were not material, individually or in the aggregate, to any of those financial statements.

Description of Adjustments

Set forth below is a description of the revision adjustments reflected in the revision of previously issued financial statements.

Understatement of expenses due to the incorrect calculation of debt discount – The Company failed to properly expense the debt discount for the convertible debt agreement issued by Asher Enterprises on November 8, 2010. An adjustment was made to increase interest expense by $50,000 and decrease the debt discount by $50,000.

Understatement of gain due to fair value of embedded derivative – The Company failed to properly record the gain on the fair value of a derivative as of October 18, 2010 of $10,801. An adjustment was made to record a gain of $10,801 and to reduce the embedded derivative liability by $10,801. The Company also failed to properly record an embedded derivative expense of $561 on October 18, 2010. An adjustment was made to increase embedded derivative expense by $561 and to increase the embedded derivative liability by $561.

The following table summarized the effects of the adjustments on Statement of Operations for Revolutions Medical Corporation for the year ended December 31, 2010.

Statement of Operations

	As previously reported	Adjustments	As revised
Operating Loss	2,360,314	-	2,360,314
Interest Expense	166,671	(50,000)	216,671
Embedded Derivative Expense	48,299	(561)	48,861
Gain on Fair Value of Derivative	12,640	10,801	23,441
Net loss	2,575,284	(39,760)	2,615,046

Understatement of paid in capital due to adjustment to debt discount and embedded derivative liability - The Company had initially recorded an increase to paid in capital upon the expensing of the debt discount for the Asher convertible debt agreements issued in 2010. Upon conversion of these debt agreements in the amount of $125,000, the Company initially recorded an interest expense of $125,000 and increase in paid in capital for $125,000. An adjustment was made to reduce paid in capital by $125,000 and reduce debt discount by $125,000. The Company failed to write off the embedded derivative liability for the Asher conversion on October 18, 2010. An adjustment was made to reduce the embedded derivative liability by $164,761 and increase paid in capital for $164,761. There was no net change in the balance of current liabilities or shareholder’s equity as a result of these changes as of December 31, 2010. As a result of all of these changes, the net loss for the year increased by $39,760 and paid in capital increased by $39,760.

Paid in capital prior to adjustment	$25,186,270
Reduction in paid capital due to reduction in debt discount	$(125,000)
Increase in paid in capital due to decrease in embedded derivative liability	$164,761
Paid in capital after adjustment	$25,226,031

Organization and Nature of Operations

Revolutions Medical Corporation, a Nevada corporation, (“the Company” or “RevMed”) has been endeavoring to design, develop and commercialize auto retractable vacuum safety syringes.  Our present product development effort is focused on the RevVac™ Auto Retractable Vacuum Safety Syringe, which is designed specifically to reduce accidental needle stick injuries and lower the spread of blood borne diseases.  The Company also has developed a suite of proprietary MRI software tools; RevColor™, Rev3D™, and RevDisplay™.  These tools are designed to enhance general diagnostic confidence through education and research use and in the future we believe will have specific commercial applications. The Company’s administrative facilities are located in Charleston, South Carolina. The Company’s primary manufacturing facility is located in Wuxi, China.

Development Stage Company

Since its inception in 1996, the Company has been considered a development stage enterprise for financial reporting purposes as significant efforts have been devoted to raising capital and to research and development of various safety syringes and its proprietary MRI software tools.

Accounting estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers highly liquid investments (those readily convertible to cash) purchased with original maturity dates of three months or less to be cash equivalents.

Generally Accepted Accounting Principles

On July 1, 2009, the Financial Accounting Standards Board (“FASB”) released its Accounting Standards Codification (“ASC”).  The ASC became effective for interim or annual financial statements issued after September 15, 2009.  The ASC is the single source of generally accepted accounting principles.

Stock-based Compensation

 The Company accounts for equity based compensation transactions with employees under the provisions of ASC Topic No. 718, “Compensation: Stock Compensation” (“Topic No. 718”).  Topic No. 718 requires the recognition of the fair value of equity-based compensation in net income.  The fair value of common stock issued for compensation is measured at the market price on the date of grant.  The fair value of the Company’s equity instruments, other than common stocks, is estimated using a Black-Scholes option valuation model.  This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award.  In addition, the calculation of equity-based compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period.  The fair value of equity-based awards granted to employees is amortized over the vesting period of the award and the Company elected to use the straight-line method for awards granted after the adoption of Topic No. 718.

The Company accounts for equity based transactions with non-employees under the provisions of ASC Topic No. 505-50, “Equity-Based Payments to Non-Employees” (“Topic No. 505-50”). Topic No. 505-50 establishes that equity-based payment transactions with non-employees shall be measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. The fair value of common stock issued for payments to non-employees is measured at the market price on the date of grant. The fair value of equity instruments, other than common stock, is estimated using the Black-Scholes option valuation model. In general, the Company recognizes an asset or expense in the same manner as if it was to receive cash for the goods or services instead of paying with or using the equity instrument.

During the course of 2011, the Company entered into several consulting agreements to perform marketing services for the company as it begins to enter into the production stage for the RevVac™ safety syringe. Consultants are obligated under the contract to promote the product within various spheres of influence. These spheres of influence include, but are not limited to, medical product distributors, hospitals, doctors and government agencies.

Consults are issued options at a discount to the market price at the day of issuance. These options must be exercised within a 10 day window from the time of issuance. The consultants therefore are committed to purchasing these options in order to enter into the consultant agreement and are obligated to adhere to the terms of the agreement. The agreements are recorded as a prepaid consulting expense upon the commencement of the agreement and expensed each quarter for the duration of the agreement. The amount to be determined for the consulting expense is determined based upon the options issued using the Black-Scholes model. Since the exercise window for these options is so short, the amount of the consulting expense is recorded as the difference between the exercise price and the market price as of the date of issuance.

Litigation Settlements

Proceeds from litigation settlements are recognized when realizable. In September 2005, we filed an additional patent on our RevVac™ safety syringe under a joint venture agreement with Globe Med Tech which gives a 50% ownership of this patent to the Company and 50% to Globe Med Tech. The Company filed a lawsuit to rescind, terminate and seek monetary damages for the non-fulfillment and breach of the joint venture agreement and other related agreements with Globe Med Tech in March 2007, in addition to an accounting of expenditures of funds under the terms and provisions of the agreements and to give 100% ownership back to the Company (see Item 3 - Legal Proceedings and “RISK FACTORS”). This patent was issued January 13, 2009. A summary judgment hearing was held in May, 2011, in Tulsa, OK. On August 15, 2011, the District Court of Tulsa County, State of Oklahoma granted Revolutions Medical a summary judgment against Globe Medical Tech. On October 21, 2011, Revolutions Medical received journal entry of judgment. The Court requires Globe Med Tech to pay to Revolutions Medical the sum of $311,440, the return of all syringes, design files and sample molds, the return of 266,667 shares of common stock, to assign all rights to the January 2009 issued patent number 11/115,446 and to cease and be prohibited from claiming any interest or ownership to the RevVac™ auto-retractable vacuum safety syringe.Globe Med Tech’s appeal was denied on December 13, 2011.

Income Taxes

The Company uses the liability method of accounting for income taxes as set forth “in FASB Accounting Standards Codification, 740 Income Taxes.” Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the years in which the differences are expected to reverse.

Segment Information

Effective January 1, 1998, the Company adopted the provisions of SFAS No. 131, “Disclosures about Segments of an Enterprise and Related Information, now contained in FASB Accounting Standards Codification 280, Segment Reporting.” The Company identifies its operating segments based on business activities, management responsibility and geographical location. During the period covered by these financial statements, the Company operated in a single business segment engaged in developing selected healthcare products.

Earnings (Loss) per Share

The Company computes net income per share in accordance with FASB Accounting Standards Codification 260, “Earnings per Share” and SEC Staff Accounting Bulletin No. 98 (“SAB 98”).  Under the provision of Accounting Standards Codification 260 and SAB 98 basic net income (loss) per share is calculated by dividing net income (loss) available to common stockholders for the period by the weighted average shares of common stock of the Company outstanding during the period. Diluted net income per share is computed by dividing the net income for the period by the weighted average number of common and common equivalent shares outstanding during the period. The calculation of diluted income (loss) per share of common stock assumes the dilutive effect of stock options and warrants outstanding. During a loss period, the assumed exercise of outstanding stock options and warrants has an anti-dilutive effect. Therefore, the outstanding stock options were not included in the December 31, 2011 and 2010 calculations of loss per share.

Use of Estimates

The preparation of financial statements in conformity with generally accepted principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported revenues and expenses during the reporting period.  Actual results could differ significantly from those estimates.

Reclassifications

Certain reclassifications may have been made to the prior year financial statements to conform to the current period presentation.

Long-Lived Assets

Property, plant and equipment, including significant improvements, are stated at cost. Expenditures for maintenance and repairs are charged to operating expenses as incurred. When properties are retired or otherwise disposed of, the cost of the asset and the related accumulated depreciation are removed from the accounts with the resulting gain or loss being reflected in results of operations.

Depreciation and amortization expense is recorded on a straight-line basis over the estimated useful life of the asset as listed below:

Asset Category	Useful Lives

Machinery and equipment	3 to 15 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease

The Company reviews the carrying value of the long-lived assets periodically to determine if facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. Among the factors the Company considers in making the evaluation are changes in market position and profitability. If facts and circumstances exist which may indicate impairment, the Company will prepare a projection of the undiscounted cash flows of the asset group and determine if the long-lived assets are recoverable based on these undiscounted cash flows. If impairment is indicated, an adjustment will be made to reduce the carrying amount of these assets to their fair value.

Intangible assets include patents and trademarks, which are valued at acquisition through independent appraisals. Debt issuance costs are amortized over the terms of the various agreements. Patents and trademarks are amortized on a straight-line basis over periods varying from 7 to 40 years.

In 2007, the Company acquired a 62.2% interest in Clear Image, Inc. (“Clear Image”).  Clear Image was a privately held company and was conducting research and development on Color MRI Technology.  Clear Image was not able to secure the funding needed to keep this research and development going into the future.   Clear Image had expensed the research and development costs in accordance with accounting standards in effect at the time. The Company believed it to be advantageous to acquire a controlling interest in Clear Image and keep the technology in development rather than starting all over again.  The Company exchanged approximately 8.2 million of its common shares which were trading between $0.40 and $0.50 at the time of acquisition.  To arrive at a value for the Color MRI Technology the Company and Clear Image determined the amount of funding provided for the research and development of this technology by looking at the amount expended from 1999 until the acquisition date.  The value of the Company’s stock exchanged for the controlling interest exceeded those expensed amounts by approximately $23,000 which was recorded as goodwill because there were no other assets to value.

Fair Value of Financial Instruments

The Company measures its financial assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. exit price), in an orderly transaction between market participants at the measurement date.  The Company categorizes its assets and liabilities measured at fair value based upon the level of judgment associated with the inputs used to measure the fair value. Level inputs, as defined by ASC 820-10, are as follows:

•	Level 1 – quoted prices in active markets for identical assets or liabilities.

•	Level 2 – other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.

•	Level 3 – significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The following table summarizes fair value measurements by level at December 31, 2011, for assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$4,844	$—	$—	$4,844

Derivative liability	$—	$—	$(442,311)	$(442,311)

Derivative liability was valued under the Black-Scholes model with the following assumptions:

Risk free interest rate	0.10% to 0.19%
Expected life	0 to 3 years
Dividend Yield	0%
Volatility	0% to 186%

Derivative Liabilities

Fair value accounting requires bifurcation of embedded derivative instruments such as conversion features in convertible debt or equity instruments, and measurement of their fair value for accounting purposes. In determining the appropriate fair value, the Company uses the Black-Scholes option-pricing model. In assessing the convertible debt instruments, management determines if the convertible debt host instrument is conventional convertible debt and further if there is a beneficial conversion feature requiring measurement. If the instrument is not considered conventional convertible debt, the Company will continue its evaluation process of these instruments as derivative financial instruments.

Once determined, derivative liabilities are adjusted to reflect fair value at each reporting period end, with any increase or decrease in the fair value being recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model.

The following is a reconciliation of the derivative liability:

Value at December 31, 2010	$160,659
Issuance of instruments	$840,442
Decrease in Value	$(40,030)
Reclassification	$(518,760)
Value at December 31, 2011	$442,311

Beneficial Conversion Feature

From time to time, the Company may issue convertible notes that may have conversion prices that create an embedded beneficial conversion feature pursuant to the Emerging Issues Task Force guidance on beneficial conversion features. A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the remaining unallocated proceeds of the note after first considering the allocation of a portion of the note proceeds to the fair value of any attached equity instruments, if any related equity instruments were granted with the debt. In accordance with the guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the life of the note using the effective interest method. The notes issued by Asher on November 7, 2011 and December 19, 2011 contain a beneficial conversion feature due to an amendment featuring a fixed conversion price of $0.00009 and no adjustment due to dilutive issuance.For the November 7, 2011 note, this beneficial conversion feature was initially calculated at $42,500 and the beneficial conversion feature for the December 19, 2011 note calculated at $52,123.97.

Notes and Loans Payable

At December 31, 2011 and December 31, 2010, notes and loans payable consist of:

	December 31, 2011	December 31, 2010
Convertible Promissory Note Payable to JMJ Financial, secured by the Company’s assets, one time interest charge of 8%, due February 22, 2014	$207,161	$—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before July 19, 2011	—	125,000
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before April 26, 2012	40,000	—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before June 1, 2012	45,000	—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before August 7, 2012	42,500	—
Convertible Promissory Note Payable to Asher Enterprises secured by the Company’s assets, interest rate of 8.0% per annum, with payment due on or before September 19, 2012	53,000	—

Total	387,661	125,000
Less: Unamortized Discount	(307,126)	(91,818)
	$80,535	$33,182

Subsequent Events

On January 3, 2012, the Company, in accordance with a Committed Equity Facility with TCA Global Credit Master Fund, issued 559,268 shares of the Company’s common stock in exchange for $225,000.

On February 10, 2012, the Company consummated a private placement offering, pursuant to which the Company closed on a total of $325,000. In connection with the offering, the Company entered into a series of subscription agreements, pursuant to which the Company issued five convertible promissory notes (the “Notes”) and common stock purchase warrants to four (4) accredited investors. The notes mature twelve (12) months following issuance thereof. The interest rate is eight percent (8%) per. The Company has the option, upon receiving written consent from the holder, to pre-pay the notes in full or in part without penalty. All or any portion of the outstanding principal balance and all accrued and unpaid interest of the notes may be converted, into shares of the Company’s common stock at a price equal to a twenty five percent (25%) discount to the average of the daily volume weighted average prices of the Company’s common stock during the five (5) trading days immediately prior to the conversion date. Simultaneous with the issuance of the notes and pursuant to the terms of the subscription agreements, the Company issued to the each investor two common stock purchase warrants for every twenty five thousand ($25,000) invested in the offering to purchase shares of the Company’s common stock in the following amounts: (i) one hundred thousand (100,000) warrants at an exercise price of $0.25 per share (“Warrant A”) and (ii) fifty thousand (50,000) warrants at an exercise price of $0.50 per share (“Warrant B”, and together with Warrant A”, the “Warrants”). The Warrants expire on December 31, 2012, and contain a standard cashless exercise provision. Further, the Warrants contain certain “piggy-back” registration rights, pursuant to which the Company will register the shares underlying the Warrants under the Securities Act of 1933, as amended (the “Securities Act”), in a registration statement filed with the U.S. Securities and Exchange Commission. The Warrants and the shares underlying the Warrants were issued pursuant to exemptions from registration provided by Section 4(2) of the Securities Act and/or Regulation D promulgated thereunder.

On February 14, 2012, in exchange for $46,000 of funding, the Company issued a nine-month convertible promissory note. The note is convertible into shares of the Company’s common stock at any time at a conversion price equal to a 45% discount from the market price at the time of conversion. The note carries an interest rate of 22% per annum.

On March 12, 2012, pursuant to a consulting agreement, the Company issued 75,000 shares of the Company’s common stock to a consultant upon the exercise of stock options for outside consulting services rendered in the amount of $6,750.

On March 23, 2012, in exchange for $42,500 of funding, the Company issued a nine-month convertible promissory note. The note is convertible into shares of the Company’s common stock at any time at a conversion price equal to a 45% discount from the market price at the time of conversion. The note carries an interest rate of 22% per annum.

New Accounting Standards

The Financial Accounting Standards Board (“FASB”) periodically issues new accounting standards in a continuing effort to improve standards of financial accounting and reporting.  Management has reviewed the recently issued pronouncements and concluded that the following new accounting standards are potentially applicable to the Company.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities.” This ASU requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 will be applied retrospectively and is effective for annual and interim reporting periods beginning on or after January 1, 2013. The adoption of this amendment will not have a material impact on the Company’s disclosures to the consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment.” This ASU is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. ASU 2011-08 permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350, “Intangibles-Goodwill and Other.” The more-likely-than-not threshold is defined as having a likelihood of more than 50%. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Based on the Company’s evaluation of this ASU, the adoption of this amendment will not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”. This ASU amends the FASB Accounting Standards Codification (Codification) to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments to the Codification in the ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In addition, in December 2011, the FASB issued an amendment to ASU No. 2011-05 that defers the requirement to present components of reclassifications of other comprehensive income on the face of the income statement. ASU 2011-05 will be applied retrospectively, and is effective for fiscal years and interim periods within those years beginning after December 15, 2011. Based on the Company’s evaluation of this ASU, the adoption of this amendment will only impact the presentation of comprehensive income (loss) on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” This ASU represents the converged guidance of the FASB and the International Accounting Standards Board (the Boards) on fair value measurement. The collective efforts of the Boards and their staffs, reflected in ASU 2011-04, have resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.” The Boards have concluded the common requirements will result in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards. ASU No. 2011-04 will be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011. Based on the Company’s evaluation of this ASU, the adoption of this amendment will not have a material impact on the Company’s consolidated financial statements.

Date of Management’s Review

Subsequent events have been evaluated through March 30, 2012, the date the financial statements were available to be issued.